UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21845

The Ralph Parks Cyclical Equity Fund

(Exact name of registrant as specified in charter)

101 Sully’s Trail, Building 10,  Pittsford,  New York, NY

14534

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

585-248-5700

Date of fiscal year end:

6/30

Date of reporting period:  9/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)
	Shares		Value
		COMMON STOCKS - 113.0%

		ADVERTISING - 0.7%
	6,495	Gaiam, Inc. *	$ 156,075

		AEROSPACE/DEFENSE - 2.8%
	3,334	Astronics Corp. *	145,262
	15,785	Edac Technologies Corp. *	122,334
	9,171	SIFCO Industries, Inc. *	144,902
	2,375	Teledyne Technologies, Inc. *	126,801
	1,520	Triumph Group, Inc.	124,199
			663,498
		AIRLINES - 1.9%
	6,006	China Southern Airlines Co. Ltd. ADR *	462,522

		APPAREL - 1.0%
	2,000	CROCS, Inc. *	134,500
	2,340	Volcom, Inc. *	99,497
			233,997
		AUTO PARTS & EQUIPMENT - 0.5%
	3,888	Titan International, Inc.	124,105

		BANKS - 0.6%
	2,150	CrediCorp. Ltd.	145,555

		BEVERAGES - 1.6%
	2,784	Boston Beer Co., Inc. *	135,469
	2,824	Central European Distribution Corp. *	135,298
	3,471	Green Mountain Coffee Roasters, Inc. *	115,202
			385,969
		BIOTECHNOLOGY - 4.7%
	2,047	Alexion Pharmaceuticals, Inc. *	133,362
	1,990	Biogen Idec, Inc. *	131,997
	21,822	Biosante Pharmaceuticals, Inc. *	126,131
	4,334	Clinical Data, Inc. *	175,484
	2,524	Illumina, Inc. *	130,945
	2,627	Myriad Genetics, Inc. *	136,998
	30,714	Repligen Corp. *	132,070
	10,887	Sangamo Biosciences, Inc. *	153,616
			1,120,603
Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2007 (unaudited)
	Shares		Value
		CHEMICALS - 5.5%
	3,131	Arch Chemicals, Inc.	$ 146,781
	3,205	Celanese Corp.	124,931
	9,723	ICO, Inc. *	136,900
	5,306	Monsanto Co.	454,936
	2,789	Mosaic Co. *	149,267
	1,533	Praxair, Inc.	128,404
	5,447	Terra Industries, Inc. *	170,273
			1,311,492
		COAL - 1.2%
	2,803	Yanzhou Coal Mining, Co. Ltd. ADR	286,523

		COMMERCIAL SERVICES - 3.3%
	1,806	Apollo Group, Inc. *	108,631
	2,192	Capella Education Co. *	122,555
	4,589	Cornell Cos., Inc. *	108,071
	2,317	FTI Consulting, Inc. *	116,568
	6,120	FirstService Corp. *	190,210
	8,518	Premier Exhibitions, Inc. *	128,451
			774,486
		COMPUTERS - 5.1%
	1,360	Apple, Inc. *	208,814
	10,337	CGI Group, Inc. *	117,842
	7,754	Radiant Systems, Inc. *	122,746
	1,902	Research In Motion Ltd. *	187,442
	2,825	Sigma Designs, Inc. *	136,278
	13,810	Simulations Plus, Inc. *	195,550
	3,136	Synaptics, Inc. *	149,775
	4,311	Telvent GIT SA	107,301
			1,225,748
		DISTRIBUTION / WHOLESALE - 0.9%
	9,260	Beijing Med-Pharm Corp. *	107,879
	1,245	WW Grainger, Inc.	113,532
			221,411
		DIVERSIFIED FINANCIAL SERVICES - 0.4%
	2,011	Oppenheimer Holdings-Cl A	83,597

		ELECTRIC - 1.1%
	1,822	Edison International	101,030
	6,021	Reliant Energy, Inc. *	154,138
			255,168
Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2007 (unaudited)
	Shares		Value
		ELECTRICAL COMPONENTS & EQUIPMENT - 2.6%
	3,454	Energizer Holdings, Inc. *	$ 382,876
	1,425	General Cable Corp. *	95,646
	3,612	Graham Corp.	148,489
			627,011
		ELECTRONICS - 3.4%
	4,475	Axsys Technologies, Inc. *	138,546
	12,057	IntriCon Corp. *	112,130
	1,490	Itron, Inc. *	138,674
	15,674	Taser International, Inc. *	245,925
	1,526	Garmin Ltd.	182,204
			817,479
		ENGINEERING & CONSTRUCTION - 1.6%
	2,628	Michael Baker Corp. *	128,798
	3,472	KHD Humboldt Wedag International Ltd. *	105,896
	2,596	Layne Christensen Co. *	144,026
			378,720
		ENVIRONMENTAL CONTROL - 0.7%
	8,581	Appliance Recycling Centers of America, Inc. *	73,196
	7,942	TRC Cos, Inc. *	83,868
			157,064
		EQUITY FUNDS - 0.0%
	45	Pharmaceutical HOLDRs Trust	3,605

		FOOD - 2.8%
	7,511	Cal-Maine Foods, Inc.	189,578
	9,585	Lifeway Foods, Inc. *	161,316
	2,563	M&F Worldwide Corp. *	128,637
	2,239	Nash Finch Co.	89,179
	2,520	Sanderson Farms, Inc.	105,008
			673,718

		GAS - 0.8%
	1,500	Energen Corp.	85,680
	2,071	Northwest Natural Gas Co.	94,645
			180,325
		HAND / MACHINE TOOLS - 0.5%
	1,345	Kennametal, Inc.	112,953

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2007 (unaudited)
	Shares		Value
		HEALTHCARE - PRODUCTS - 7.0%
	5,771	Baxter International, Inc.	$ 324,792
	6,309	Cepheid, Inc. *	143,845
	3,000	Cytyc Corp. *	142,950
	1,194	Idexx Laboratories, Inc. *	130,850
	627	Intuitive Surgical, Inc. *	144,210
	6,575	IRIS International, Inc. *	126,240
	4,776	Meridian Bioscience, Inc.	144,808
	4,252	NuVasive, Inc. *	152,774
	29,358	Pure Bioscience *	140,918
	11,110	Sonic Innovations, Inc. *	101,879
	8,940	Tutogen Medical, Inc. *	102,810
			1,656,076
		HEALTHCARE - SERVICES - 2.0%
	2,880	Air Methods Corp. *	133,056
	4,171	American Dental Partners, Inc. *	116,830
	1,700	Covance, Inc. *	132,430
	10,697	RadNet, Inc. *	93,706
			476,022
		HOLDING COMPANIES / DIVERS - 0.5%
	8,456	Star Maritime Acquisition Corp. *	118,469

		INSURANCE - 1.0%
	2,293	Midland Co.	126,023
	3,852	Max Capital Group Ltd.	108,010
			234,033
		INTERNET - 4.3%
	1,377	Amazon.Com, Inc. *	128,268
	500	Baidu.com ADR *	144,825
	2,313	Blue Coat Systems, Inc. *	182,172
	7,235	Chordiant Software, Inc. *	100,277
	27,575	Globalscape, Inc. *	110,851
	3,517	Sohu.com, Inc. *	132,626
	4,639	Global Sources Ltd. *	102,847
	2,622	Sina Corp./China *	125,463
			1,027,329
		IRON / STEEL - 0.9%
	4,687	AK Steel Holding Corp. *	205,994

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2007 (unaudited)
	Shares		Value
		LODGING - 0.6%
	939	Wynn Resorts Ltd.	$ 147,949

		MACHINERY - DIVERSIFIED - 1.1%
	967	Cummins, Inc.	123,670
	2,900	Tennant Co.	141,230
			264,900
		MEDIA - 3.7%
	3,078	Cablevision Systems Corp. *	107,545
	5,037	Discovery Holding Co. *	145,317
	2,684	Liberty Global, Inc. *	103,763
	9,260	Rogers Communications, Inc.	421,608
	2,349	John Wiley & Sons, Inc.	105,541
			883,774
		METAL FABRICATE / HARDWARE - 1.1%
	3,100	LB Foster Co. *	134,726
	2,859	Norsk Hydro ASA ADR	123,938
			258,664
		MINING - 2.1%
	2,463	Agnico-Eagle Mines Ltd.	122,657
	1,753	BHP Billiton Ltd. ADR	137,786
	1,830	BHP Billiton PLC ADR	131,595
	21,905	RIO Narcea Gold Mines Ltd. *	120,477
			512,515
		MISCELLANEOUS MANUFACTURING - 2.1%
	2,203	Barnes Group, Inc.	70,320
	10,217	GP Strategies Corp. *	113,409
	6,200	Sturm Ruger & Co, Inc. *	111,042
	1,385	Teleflex, Inc.	107,919
	1,987	Ingersoll-Rand Co. Ltd.	108,232
			510,922
		OIL & GAS - 3.3%
	1,329	Atlas America, Inc.	68,616
	925	CNOOC Ltd. ADR	153,948
	1,530	Marathon Oil Corp.	87,241
	746	PetroChina Co Ltd. ADR	138,092
	1,285	Royal Dutch Shell PLC ADR	105,499
	10,845	TEL Offshore Trust	163,000
	2,015	Western Refining, Inc.	81,769
			798,165
Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2007 (unaudited)
	Shares		Value
		OIL & GAS SERVICES - 5.0%
	1,095	Core Laboratories NV *	$ 139,492
	2,910	Dresser-Rand Group, Inc. *	124,286
	2,527	FMC Technologies, Inc. *	145,707
	2,756	Global Industries Ltd. *	70,995
	2,079	National Oilwell Varco, Inc. *	300,415
	2,021	Oceaneering International, Inc. *	153,192
	1,926	Smith International, Inc.	137,516
	3,333	Willbros Group, Inc. *	113,322
			1,184,925
		PACKAGING & CONTAINERS - 1.4%
	1,189	Ball Corp.	63,909
	6,379	Owens-Illinois, Inc. *	264,410
			328,319
		PHARMACEUTICALS - 5.2%
	4,469	Alnylam Pharmaceuticals, Inc. *	146,449
	6,232	Anika Therapeutics, Inc. *	129,688
	5,647	BioMarin Pharmaceuticals, Inc. *	140,610
	19,586	BioScrip, Inc. *	125,742
	9,248	Isis Pharmaceuticals, Inc. *	138,443
	6,572	Medarex, Inc. *	93,060
	3,414	Onyx Pharmaceuticals, Inc. *	148,577
	3,068	Pharmion Corp. *	141,557
	2,948	Schering-Plough Corp.	93,245
	1,134	Shire PLC ADR	83,893
			1,241,264
		PIPELINES - 0.4%
	2,006	Questar Corp.	105,375

		RETAIL - 5.0%
	2,097	Buckle, Inc.	79,560
	1,892	Dick's Sporting Goods, Inc. *	127,048
	2,694	Dollar Tree Stores, Inc. *	109,215
	2,598	GameStop Corp. *	146,397
	10,603	Insight Enterprises, Inc. *	273,663
	6,462	McDonald's Corp.	351,985
	17,570	Noble Romans, Inc. *	104,541
			1,192,409

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2007 (unaudited)
	Shares		Value
		SEMICONDUCTOR - 5.3%
	11,353	Aixtron AG ADR *	$ 110,011
	2,860	Cabot Microelectronics Corp. *	122,265
	15,116	Hifn, Inc. *	123,649
	5,960	Monolithic Power Systems, Inc. *	151,384
	3,978	Nvidia Corp. *	144,163
	9,110	O2Micro International Ltd. ADR *	140,932
	10,122	ON Semiconductor Corp. *	127,132
	3,317	Silicon Laboratories, Inc. *	138,518
	11,015	Siliconware Precision Industries Co. ADR	133,281
	2,427	ASM International NV ADR	69,364
			1,260,699
		SOFTWARE - 3.3%
	11,900	Bsquare Corp. *	71,400
	4,857	Concur Technologies, Inc. *	153,093
	931	Dun & Bradstreet Corp.	91,806
	7,015	EPIQ Systems, Inc. *	132,022
	10,560	Phoenix Technologies Ltd. *	113,098
	3,394	Synchronoss Technologies, Inc. *	142,752
	4,618	Versant Corp. *	88,712
			792,883
		TELECOMMUNICATIONS - 7.3%
	5,642	AT&T, Inc.	238,713
	1,574	America Movil SAB de CV ADR	100,736
	3,986	Cisco Systems, Inc. *	131,976
	1,900	CommScope, Inc. *	95,456
	1,641	Embarq Corp.	91,240
	2,234	Harris Corp.	129,103
	3,785	Juniper Networks, Inc. *	138,569
	3,872	Nokia OYJ ADR	146,865
	3,743	NTELOS Holdings Corp.	110,269
	6,613	Shenandoah Telecom Co.	143,899
	7,820	Sirenza Microdevices, Inc. *	135,208
	9,862	Alvarion Ltd. *	143,196
	6,740	Lanoptics Ltd. *	127,116
			1,732,346

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2007 (unaudited)
	Shares		Value
		TRANSPORTATION - 6.7%
	4,579	International Shipholding Corp. *	$ 95,106
	6,500	TBS International Ltd. *	268,125
	5,859	Golar LNG Ltd.	130,773
	8,120	Excel Maritime Carriers Ltd.	453,096
	4,906	Eagle Bulk Shipping, Inc.	126,280
	13,873	FreeSeas, Inc. *	104,047
	630	Genco Shipping & Trading Ltd.	41,284
	12,143	Navios Maritime Holdings, Inc.	159,559
	4,690	Omega Navigation Enterprises, Inc.	93,472
	6,786	Quintana Maritime Ltd.	129,409
			1,601,151

		TOTAL COMMON STOCKS (Cost $23,099,460)	26,935,807

	Contracts	OPTIONS - 5.2%
		CALL OPTIONS -5.2%
	55	AK Steel Holding Corp. Call @ 42.5 Expires December 2007	29,425
	52	Alexion Pharmaceuticals, Inc. Call @ 65 Expires November 2007	27,040
	40	Amazon.Com, Inc. Call @ 75 Expires October 2007	73,600
	80	Amazon.Com, Inc. Call @ 85 Expires October 2007	74,000
	25	Apple, Inc. Call @ 160 Expires January 2008	29,750
	25	Apple, Inc. Call @ 130 Expires October 2007	59,250
	34	Blue Coat Systems, Inc. Call @ 85 Expires October 2007	6,970
	85	Cabot Microelectronics Corp. Call @ 45 Expires January 2008	24,140
	135	Cabot Microelectronics Corp. Call @ 45 Expires October 2007	9,450
	295	Cal-Maine Foods, Inc. Call @ 22.5 Expires November 2007	110,035
	55	China Life Insurance Co. Ltd. Call @ 80 Expires January 2008	68,750
	40	China Medical Technologies, Inc. Call @ 40 Expires December 2007	22,400
	25	Covance, Inc. Call @ 70 Expires November 2007	21,625
	55	DG FastChannel, Inc. Call @ 22.5 Expires December 2007	14,850
	40	Dick's Sporting Goods, Inc. Call @ 70 Expires December 2007	13,600
	55	Dick's Sporting Goods, Inc. Call @ 75 Expires December 2007	9,350
	50	Energizer Holdings, Inc. Call @ 115 Expires November 2007	15,000
	55	Excel Maritime Carriers Ltd. Call @ 50 Expires December 2007	59,950
	50	FMC Technologies, Inc. Call @ 57.50 Expires January 2008	27,000
	45	GameStop Corp. Call @ 55 Expires January 2008	29,250
	25	Garmin Ltd. Call @ 110 Expires January 2008	47,250
	130	Harris Corp. Call @ 65 Expires November 2007	5,850
	38	Invitrogen Corp. Call @ 80 Expires November 2007	15,960
Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2007 (unaudited)
	Contracts		Value
		CALL OPTIONS -5.2% (continued)
	121	Juniper Networks, Inc. Call @ 35 Expires October 2007	$ 26,015
	220	Leucadia National Corp. Call @ 50 Expires December 2007	49,500
	65	Lifecell Corp. Call @ 37.50 Expires December 2007	21,450
	50	Myriad Genetics, Inc. Call @ 50 Expires January 2008	27,000
	22	National Oilwell Varco, Inc. Call @ 125 Expires November 2007	49,720
	10	NuVasive, Inc. Call @ 35 Expires December 2007	3,600
	60	Research In Motion Ltd. Call @ 90 Expires December 2007	88,800
	50	Sangamo Biosciences, Inc. Call @ 10 Expires November 2007	21,500
	135	Silicon Laboratories, Inc. Call @ 45 Expires January 2008	30,645
	60	Sina Corp./China Call @ 50 Expires December 2007	21,000
	50	TBS International Ltd. Call @ 40 Expires October 2007	15,000
	90	Terra Industries, Inc. Call @ 25 Expires October 2007	55,800
	24	Third Wave Technologies, Inc. Call @ 7.5 Expires December 2007	4,500
	30	W-H Energy Services, Inc. Call @ 70 Expires January 2008	26,400

		TOTAL OPTIONS (Cost $885,148)	1,235,425

	Shares	SHORT-TERM INVESTMENTS - 0.4%
	108,397	BNY Hamilton Fund, Premier Class, 5.11%** (Cost $108,397)	108,397

		TOTAL INVESTMENTS - 118.6% (Cost $24,093,005) (a)	$ 28,279,629
		OTHER ASSETS & LIABILITIES - (18.6)%	(4,440,405)
		NET ASSETS - 100.0%	$ 23,839,224

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 4,739,287
	Unrealized depreciation (552,663)
	Net unrealized appreciation $ 4,186,624

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2007.
ADR - American Depositary Receipts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Ralph Parks Cyclical Equity Fund

By

*/s/ Ralph Parks

      Ralph Parks, President

Date

11/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Ralph Parks

       Ralph Parks, President

Date

11/29/07

By

*/s/ Rajiv N. Dixit

       Rajiv N. Dixt, Treasurer

Date

11/29/07